CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net income	$ 129.2	$ 118.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	119.8	120.2
Non-cash costs of sales		3.7
Share-based payments	2.6	2.6
Unrealized foreign exchange gain	(0.1)	(0.1)
Deferred income tax expense	5.3	11.8
Other non-cash items	(1.9)	(0.6)
Acquisition of gold bullion	(15.6)	(13.3)
Proceeds from sale of gold bullion	17.9	6.3
Operating cash flows before changes in non-cash working capital	257.2	248.8
Changes in non-cash working capital:
Decrease in receivables	4.7	3.6
Increase in prepaid expenses and other	(5.4)	(2.5)
Increase (decrease) in current liabilities	6.2	(1.1)
Net cash provided by operating activities	262.7	248.8
Cash flows from investing activities
Acquisition of royalty, stream and working interests	(95.6)	(613.4)
Acquisition of energy well equipment	(0.5)	(0.6)
Proceeds from sale of investments	6.3
Net cash used in investing activities	(89.8)	(614.0)
Cash flows from financing activities
Proceeds from draw of term loan	160.0
Proceeds from draw of credit facilities	275.0
Repayment of credit facilities	(210.0)
Credit facility amendment costs	(0.8)	(0.5)
Payment of dividends	(70.0)	(70.6)
Proceeds from exercise of stock options	2.5
Net cash provided by (used in) financing activities	156.7	(71.1)
Effect of exchange rate changes on cash and cash equivalents	(0.4)	(2.7)
Net change in cash and cash equivalents	329.2	(439.0)
Cash and cash equivalents at beginning of period	69.7	511.1
Cash and cash equivalents at end of period	398.9	72.1
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	4.4	1.1
Income taxes paid	$ 25.1	$ 16.0